Income Tax - Schedule of Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Before Income Taxes [Line Items]
Income/(loss) before income taxes	$ 3,598,877	$ 3,169,906	$ 910,501
Hong Kong [Member]
Schedule of Income Before Income Taxes [Line Items]
Income/(loss) before income taxes	5,281,512
Vietnam [Member]
Schedule of Income Before Income Taxes [Line Items]
Income/(loss) before income taxes	43,934
Cayman & BVI [Member]
Schedule of Income Before Income Taxes [Line Items]
Income/(loss) before income taxes	$ (1,726,569)